                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                   (RUSSELL-SELECT/CUSTOM-SELECT/FIRST COVA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First Cova Russell-Select, the First Cova Custom-Select and the First Cova Variable Annuity contracts issued by Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOUSE INVESTORS VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova

     Custom-Select contracts.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.37%     1.02%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.71%          --          0.21%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund     0.01%       0.93%         0.01%         0.92%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Aberdeen Emerging Markets        0.89%          --          0.11%
  Equity Portfolio

 Clarion Global Real Estate Portfolio         0.61%          --          0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%          --          0.01%

 Invesco Mid Cap Value Portfolio              0.65%          --          0.03%

 MFS(R) Research International Portfolio      0.70%          --          0.04%

 Morgan Stanley Mid Cap Growth                0.65%          --          0.05%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%          --          0.05%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                        0.33%          --          0.04%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.35%          --          0.03%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity           0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class A         0.60%          --          0.02%

 MFS(R) Value Portfolio -- Class B            0.70%         0.25%        0.02%

 Neuberger Berman Genesis                     0.81%          --          0.04%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth               0.60%          --          0.02%
  Portfolio -- Class A

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities
  Portfolio -- Class A

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                   0.78%          --          0.04%

PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                      0.48%         0.25%        0.11%
  Fund -- Class IB

 Putnam VT Multi-Cap Growth                   0.56%          --          0.12%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund           0.80%          --          0.10%

 International Developed Markets Fund         0.90%          --          0.12%

 Strategic Bond Fund                          0.55%          --          0.09%

 U.S. Small Cap Equity Fund                   0.90%          --          0.12%

 U.S. Strategic Equity Fund                   0.73%          --          0.10%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Aberdeen Emerging Markets         --        1.00%         0.06%         0.94%
  Equity Portfolio

 Clarion Global Real Estate Portfolio          --        0.65%           --          0.65%

 ClearBridge Aggressive Growth Portfolio       --        0.57%         0.02%         0.55%

 Invesco Mid Cap Value Portfolio             0.05%       0.73%         0.02%         0.71%

 MFS(R) Research International Portfolio       --        0.74%         0.06%         0.68%

 Morgan Stanley Mid Cap Growth                 --        0.70%         0.01%         0.69%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.53%         0.03%         0.50%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%         0.03%         0.56%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         --        0.37%           --          0.37%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.38%         0.02%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class A          --        0.62%         0.08%         0.54%

 MFS(R) Value Portfolio -- Class B             --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                      --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                --        0.62%         0.02%         0.60%
  Portfolio -- Class A

 Western Asset Management Strategic          0.01%       0.61%         0.05%         0.56%
  Bond Opportunities
  Portfolio -- Class A

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                  0.01%       0.83%         0.02%         0.81%

PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                       --        0.84%           --          0.84%
  Fund -- Class IB

 Putnam VT Multi-Cap Growth                    --        0.68%           --          0.68%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund            --        0.90%           --          0.90%

 International Developed Markets Fund          --        1.02%           --          1.02%

 Strategic Bond Fund                           --        0.64%           --          0.64%

 U.S. Small Cap Equity Fund                    --        1.02%           --          1.02%

 U.S. Strategic Equity Fund                    --        0.83%           --          0.83%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

ANNUITY PAYMENTS (THE INCOME PHASE)



ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).


INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

Prior to March 6, 2017, Brighthouse Funds Trust I was known as Met Investors Series Trust and Brighthouse Funds Trust II was known as Metropolitan Series Fund.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS A

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Mid Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Putnam VT Equity Income Fund -- Class IB

     Putnam VT Multi-Cap Growth Fund -- Class IA



RUSSELL INVESTMENT FUNDS

Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Global Real Estate Securities Fund

         International Developed Markets Fund (formerly Non-U.S. Fund)

     Strategic Bond Fund (formerly Core Bond Fund)

     U.S. Small Cap Equity Fund (formerly Aggressive Equity Fund)

     U.S. Strategic Equity Fund (formerly Multi-Style Equity Fund)



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS

An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract Owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the prospectuses for the investment portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


RESTRICTIONS ON TRANSFERS

We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (BLNY) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, we changed our name to First Cova Life Insurance Company. On February 12, 2001 we changed our name to First MetLife Investors Insurance Company. We changed our name to Brighthouse Life Insurance Company of NY on March 6, 2017. We are a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. BLNY is licensed to do business only in the State of New York.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLNY's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


On March 6, 2017, the Separate Account was renamed Brighthouse Variable Annuity Account B. Previously, the Separate Account was known as First MetLife Investors Variable Annuity Account One.


DISTRIBUTOR


Effective March 6, 2017, BLNY entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Previously, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B) (closed effective December 19,
2003); Jennison Growth Portfolio (Class B) (closed effective May 1, 2005); (b) Brighthouse Funds Trust I: Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio) (Class A) (closed effective May 1, 2005);
(c) Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class
A) (added and closed effective May 4, 2009).


Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST");
(b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; (d) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the

Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A and Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios of the Met Investors Series Trust, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) and the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1,
2006) of the Putnam Variable Trust were replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS A

 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio (formerly Met/Aberdeen
 Emerging Markets Equity Portfolio)
 Clarion Global Real Estate Portfolio      Seeks total return through investment in real
                                           estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth Portfolio   Seeks capital appreciation.
 Invesco Mid Cap Value Portfolio           Seeks high total return by investing in equity
                                           securities of mid-sized companies.
 MFS(R) Research International Portfolio   Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio              Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value Portfolio   Seeks long-term capital appreciation by
                                           investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class A                      from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio -- Class A                      consistent with preservation of capital.
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A        over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity      appreciation and current income.
 Opportunities Portfolio)
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B        over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity      appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class A      Seeks long-term growth of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS A

 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio (formerly Met/Aberdeen   Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)        Limited
 Clarion Global Real Estate Portfolio      Brighthouse Investment Advisers, LLC
                                           Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: ClearBridge Investments, LLC
 Invesco Mid Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio                                 Subadviser: Morgan Stanley Investment
                                           Management Inc.
 PIMCO Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity      Company LLP
 Opportunities Portfolio)
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity      Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class A      Brighthouse Investment Advisers, LLC
                                           Subadviser: Jennison Associates LLC

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MFS(R) Value Portfolio -- Class B         Seeks capital appreciation.
 Neuberger Berman Genesis                  Seeks high total return, consisting principally
 Portfolio -- Class A                      of capital appreciation.
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class A
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A        with preservation of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Seeks long-term capital growth.
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Seeks capital growth and current income.
 Fund -- Class IB
 Putnam VT Multi-Cap Growth                Seeks long-term capital appreciation.
 Fund -- Class IA
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund        Seeks to provide current income and long
                                           term capital growth.
 International Developed Markets Fund      Seeks to provide long term capital growth.
 (formerly Non-U.S. Fund)
 Strategic Bond Fund (formerly Core Bond   Seeks to provide current income, and as a
 Fund)                                     secondary objective, capital appreciation.
 U.S. Small Cap Equity Fund (formerly      Seeks to provide long term capital growth.
 Aggressive Equity Fund)



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MFS(R) Value Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 T. Rowe Price Large Cap Growth            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Western Asset Management
                                           Company
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Templeton Investment Counsel, LLC
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Putnam Investment Management, LLC
 Fund -- Class IB
 Putnam VT Multi-Cap Growth                Putnam Investment Management, LLC
 Fund -- Class IA
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund        Russell Investment Management Company
                                           Subadvisers: Cohen & Steers Capital
                                           Management, Inc., Cohen & Steers UK
                                           Limited and Cohen & Steers Asia Limited;
                                           Morgan Stanley Investment Management
                                           Inc., Morgan Stanley Investment
                                           Management Limited and Morgan Stanley
                                           Investment Management Company;
                                           RREEF America L.L.C., Deutsche
                                           Investments Australia Limited and Deutsche
                                           Alternatives Asset Management (Global)
                                           Limited.
 International Developed Markets Fund      Russell Investment Management Company
 (formerly Non-U.S. Fund)                  Subadvisers: Barrow, Hanley, Mewhinney &
                                           Strauss, LLC;
                                           GQG Partners LLC;
                                           Numeric Investors LLC;
                                           Pzena Investment Management, LLC;
                                           Wellington Management Company LLP
 Strategic Bond Fund (formerly Core Bond   Russell Investment Management Company
 Fund)                                     Subadvisers: Colchester Global Investors
                                           Limited;
                                           Logan Circle Partners, L.P.;
                                           Pareto Investment Management Limited;
                                           Schroder Investment Management North
                                           America Inc.;
                                           Scout Investments, Inc.;
                                           Western Asset Management Company and
                                           Western Asset Management Company
                                           Limited
 U.S. Small Cap Equity Fund (formerly      Russell Investment Management Company
 Aggressive Equity Fund)                   Subadvisers: DePrince, Race & Zollo, Inc.;
                                           Monarch Partners Asset Management LLC;
                                           RBC Global Asset Management (U.S.) Inc.;
                                           Snow Capital Management L.P.;
                                           Timpani Capital Management LLC

          INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------- -------------------------------------------- -----------------------------------------
 U.S. Strategic Equity Fund (formerly   Seeks to provide long term capital growth.   Russell Investment Management Company
 Multi-Style Equity Fund)                                                            Subadvisers: Barrow, Hanley, Mewhinney &
                                                                                     Strauss, LLC;
                                                                                     Jacobs Levy Equity Management, Inc.;
                                                                                     Mar Vista Investment Partners, LLC;
                                                                                     Suffolk Capital Management, LLC;
                                                                                     William Blair Investment Management, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)  -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio



RUSSELL INVESTMENT FUNDS

     Global Real Estate Securities Fund

         International Developed Markets Fund (formerly Non-U.S. Fund)

     Strategic Bond Fund (formerly Core Bond Fund)

     U.S. Small Cap Equity Fund (formerly Aggressive Equity Fund)

     U.S. Strategic Equity Fund (formerly Multi-Style Equity Fund)

--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)  -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Mid Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Multi-Cap Growth Fund

--------------------------------------------------------------------------------

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)  -- CLASS A

     Invesco Mid Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Brighthouse Class VA Variable Annuity contract issued by Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium........... 1.25%
 Administrative Expense Charge................  .15%
                                               ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE........ 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.25%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                       DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                          MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation      0.06%         0.55%         --        0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth Allocation        0.06%         0.55%        0.01%      0.43%       1.05%           --          1.05%
  Portfolio -- Class C


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 American Funds(R) Growth                      --           0.55%        0.02%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 BlackRock High Yield                         0.60%         0.25%        0.07%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio -- Class B

 Clarion Global Real Estate                   0.61%         0.25%        0.04%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                0.56%         0.25%        0.01%
  Portfolio -- Class B

 Harris Oakmark International                 0.77%         0.25%        0.04%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.57%         0.25%        0.02%

 Invesco Mid Cap Value                        0.65%         0.25%        0.03%
  Portfolio -- Class B

 Invesco Small Cap Growth                     0.85%         0.25%        0.03%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B      0.55%         0.25%        0.02%

 Loomis Sayles Global Markets                 0.70%         0.25%        0.08%
  Portfolio -- Class B

 MFS(R) Research International                0.70%         0.25%        0.04%
  Portfolio -- Class B

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.28%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B      0.48%         0.25%        0.05%

 SSGA Growth and Income ETF                   0.31%         0.25%        0.01%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                 0.75%         0.25%        0.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock          0.80%         0.25%        0.05%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond              0.35%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.05%         0.25%        0.01%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 American Funds(R) Growth                    0.35%       0.92%           --          0.92%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 BlackRock High Yield                        0.08%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.06%       1.10%         0.01%         1.09%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio -- Class B

 Clarion Global Real Estate                    --        0.90%           --          0.90%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 --        0.82%         0.02%         0.80%
  Portfolio -- Class B

 Harris Oakmark International                  --        1.06%         0.02%         1.04%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value                       0.05%       0.98%         0.02%         0.96%
  Portfolio -- Class B

 Invesco Small Cap Growth                      --        1.13%         0.02%         1.11%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B       --        0.82%         0.13%         0.69%

 Loomis Sayles Global Markets                  --        1.03%           --          1.03%
  Portfolio -- Class B

 MFS(R) Research International                 --        0.99%         0.06%         0.93%
  Portfolio -- Class B

 PIMCO Inflation Protected Bond                --        1.00%         0.01%         0.99%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       --        0.78%         0.03%         0.75%

 SSGA Growth and Income ETF                  0.22%       0.79%           --          0.79%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B        0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value                 --        0.84%         0.03%         0.81%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  --        1.03%           --          1.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           --        1.10%         0.12%         0.98%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond               --        0.63%         0.02%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20             0.53%       0.90%         0.02%         0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40             0.57%       0.88%           --          0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60             0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80             0.64%       0.95%           --          0.95%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse/Artisan Mid Cap Value             0.82%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse/Dimensional International         0.81%         0.25%        0.12%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Frontier Mid Cap Growth                       0.72%         0.25%        0.03%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index                  0.25%         0.30%        0.03%
  Portfolio -- Class G

 MetLife Mid Cap Stock Index                   0.25%         0.30%        0.05%
  Portfolio -- Class G

 MetLife MSCI EAFE(R) Index                    0.30%         0.30%        0.08%
  Portfolio -- Class G

 MetLife Russell 2000(R) Index                 0.25%         0.30%        0.06%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.02%

 MFS(R) Value Portfolio -- Class B             0.70%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%         0.25%        0.04%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio -- Class B

 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                      0.47%         0.25%        0.03%
  U.S. Government Portfolio -- Class B




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse/Artisan Mid Cap Value              --        1.10%           --          1.10%
  Portfolio -- Class B

 Brighthouse/Dimensional International          --        1.18%         0.01%         1.17%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Frontier Mid Cap Growth                        --        1.00%         0.02%         0.98%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index                   --        0.58%         0.01%         0.57%
  Portfolio -- Class G

 MetLife Mid Cap Stock Index                  0.01%       0.61%           --          0.61%
  Portfolio -- Class G

 MetLife MSCI EAFE(R) Index                   0.01%       0.69%           --          0.69%
  Portfolio -- Class G

 MetLife Russell 2000(R) Index                0.01%       0.62%           --          0.62%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B       --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio -- Class B              --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio -- Class B

 Western Asset Management Strategic           0.01%       0.86%         0.05%         0.81%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                       --        0.75%         0.01%         0.74%

  U.S. Government Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



ANNUITY PAYMENTS (THE INCOME PHASE)



ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).


INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


Prior to March 6, 2017, Brighthouse Funds Trust I was known as Met Investors Series Trust and Brighthouse Funds Trust II was known as Metropolitan Series Fund.


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS

An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract Owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the prospectuses for the investment portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


RESTRICTIONS ON TRANSFERS

We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (BLNY) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, we changed our name to First Cova Life Insurance Company. On February 12, 2001 we changed our name to First MetLife Investors Insurance Company. We changed our name to Brighthouse Life Insurance Company of NY on March 6, 2017. We are a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. BLNY is licensed to do business only in the State of New York.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLNY's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


On March 6, 2017, the Separate Account was renamed Brighthouse Variable Annuity Account B. Previously, the Separate Account was known as First MetLife Investors Variable Annuity Account One.


DISTRIBUTOR

Effective March 6, 2017, BLNY entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Previously, the distributor of the contracts was MetLife Investors

Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth Allocation         Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Asset Allocation 100            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Small Cap Value                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total     Seeks a high level of current income, while
 Return Portfolio -- Class B                 seeking preservation of shareholders' capital.
 Clarion Global Real Estate                  Seeks total return through investment in real
 Portfolio -- Class B                        estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth               Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International                Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B       Seeks capital growth and income.
 Invesco Mid Cap Value                       Seeks high total return by investing in equity
 Portfolio -- Class B                        securities of mid-sized companies.
 Invesco Small Cap Growth                    Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Core Bond Portfolio -- Class B     Seeks to maximize total return.
 Loomis Sayles Global Markets                Seeks high total investment return through a
 Portfolio -- Class B                        combination of capital appreciation and
                                             income.
 MFS(R) Research International               Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond              Seeks maximum real return, consistent with
 Portfolio -- Class B                        preservation of capital and prudent
                                             investment management.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             Company
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Asset Allocation 100            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Small Cap Value                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                 Subadviser: Aberdeen Asset Managers
                                             Limited
 Brighthouse/Franklin Low Duration Total     Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B                 Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 Loomis Sayles Global Markets                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Research International               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Massachusetts Financial Services
                                             Company
 PIMCO Inflation Protected Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Pacific Investment Management
                                             Company LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 PIMCO Total Return Portfolio -- Class B    Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 SSGA Growth and Income ETF                 Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B       Seeks growth of capital.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class B                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.
 Portfolio -- Class B
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Frontier Mid Cap Growth                    Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G                       Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index                Seeks to track the performance of the
 Portfolio -- Class G                       Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the MSCI
 Portfolio -- Class G                       EAFE(R) Index.
 MetLife Russell 2000(R) Index              Seeks to track the performance of the Russell
 Portfolio -- Class G                       2000(R) Index.
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 PIMCO Total Return Portfolio -- Class B    Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 SSGA Growth and Income ETF                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Artisan Partners Limited
                                            Partnership
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B         Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 Frontier Mid Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Frontier Capital Management
                                            Company, LLC
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Russell 2000(R) Index              Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 Neuberger Berman Genesis                  Seeks high total return, consisting principally
 Portfolio -- Class B                      of capital appreciation.
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B        with preservation of capital.
 Western Asset Management                  Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B      with preservation of capital and maintenance
                                           of liquidity.



           INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------ -------------------------------------------
 Neuberger Berman Genesis                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 T. Rowe Price Large Cap Growth            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        Subadviser: Western Asset Management
                                           Company
 Western Asset Management                  Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B      Subadviser: Western Asset Management
                                           Company

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                   (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administration Expense Charge.................  .15%
                                                ----

 Total Separate Account Annual Expenses........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value

     Portfolio (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.25%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund      0.71%         0.25%        0.21%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund     0.01%       1.18%         0.01%         1.17%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio -- Class C

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio -- Class B

 Clarion Global Real Estate                   0.61%         0.25%        0.04%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                0.56%         0.25%        0.01%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.57%         0.25%        0.02%

 Invesco Mid Cap Value                        0.65%         0.25%        0.03%
  Portfolio -- Class B

 Invesco Small Cap Growth                     0.85%         0.25%        0.03%
  Portfolio -- Class B

 MFS(R) Research International                0.70%         0.25%        0.04%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B      0.48%         0.25%        0.05%

 SSGA Growth and Income ETF                   0.31%         0.25%        0.01%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                 0.75%         0.25%        0.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock          0.80%         0.25%        0.05%
  Portfolio -- Class B

 BlackRock Bond Income                        0.33%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Capital Appreciation               0.70%          --          0.02%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.35%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.05%         0.25%        0.01%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.06%       1.10%         0.01%         1.09%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio -- Class B

 Clarion Global Real Estate                    --        0.90%           --          0.90%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 --        0.82%         0.02%         0.80%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value                       0.05%       0.98%         0.02%         0.96%
  Portfolio -- Class B

 Invesco Small Cap Growth                      --        1.13%         0.02%         1.11%
  Portfolio -- Class B

 MFS(R) Research International                 --        0.99%         0.06%         0.93%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                 --        0.95%         0.01%         0.94%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       --        0.78%         0.03%         0.75%

 SSGA Growth and Income ETF                  0.22%       0.79%           --          0.79%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B        0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value                 --        0.84%         0.03%         0.81%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  --        1.03%           --          1.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           --        1.10%         0.12%         0.98%
  Portfolio -- Class B

 BlackRock Bond Income                         --        0.62%           --          0.62%
  Portfolio -- Class B

 BlackRock Capital Appreciation                --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.63%         0.02%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20             0.53%       0.90%         0.02%         0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40             0.57%       0.88%           --          0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60             0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80             0.64%       0.95%           --          0.95%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.06%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%         0.25%        0.04%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                0.47%         0.25%        0.03%
  Portfolio -- Class B

 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities
  Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                       0.45%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                    0.78%         0.25%        0.04%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                  0.50%         0.15%         --

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Multi-Cap Growth Fund               0.56%         0.25%        0.12%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.21%         0.09%         1.12%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B       --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                 --        0.75%           --          0.75%
  Portfolio -- Class B

 Western Asset Management Strategic           0.01%       0.86%         0.05%         0.81%
  Bond Opportunities
  Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                      0.05%       0.84%           --          0.84%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                   0.01%       1.08%         0.02%         1.06%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                     --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                   --        0.65%           --          0.65%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Multi-Cap Growth Fund                --        0.93%           --          0.93%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



ANNUITY PAYMENTS (THE INCOME PHASE)



ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).


INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


Prior to March 6, 2017, Brighthouse Funds Trust I was known as Met Investors Series Trust and Brighthouse Funds Trust II was known as Metropolitan Series Fund.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio -- Class C

     American Funds(R) Growth Allocation Portfolio -- Class C

     American Funds(R) Moderate Allocation Portfolio -- Class C

     Brighthouse Asset Allocation 100 Portfolio -- Class B (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Small Cap Value Portfolio -- Class B (formerly MetLife Small
         Cap Value Portfolio)


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B
         (formerly Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio -- Class B
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Clarion Global Real Estate Portfolio -- Class B

     ClearBridge Aggressive Growth Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class B

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     T. Rowe Price Mid Cap Growth Portfolio -- Class B



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio -- Class B (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio -- Class B (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio -- Class B (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS

An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract Owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the prospectuses for the investment portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


RESTRICTIONS ON TRANSFERS

We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (BLNY) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, we changed our name to First Cova Life Insurance Company. On February 12, 2001 we changed our name to First MetLife Investors Insurance Company. We changed our name to Brighthouse Life Insurance Company of NY on March 6, 2017. We are a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. BLNY is licensed to do business only in the State of New York.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLNY's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


On March 6, 2017, the Separate Account was renamed Brighthouse Variable Annuity Account B. Previously, the Separate Account was known as First MetLife Investors Variable Annuity Account One.


DISTRIBUTOR

Effective March 6, 2017, BLNY entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Previously, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Brighthouse Funds Trust I (Class A): T. Rowe Price Large Cap Value Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Invesco Mid Cap Value Portfolio, MFS(R) Research International Portfolio (Class A) and T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2004); Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio) (Class
A) (closed effective May 1, 2005); and (c) Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed effective April 30, 2007); Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/
Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (added and closed effective May 1, 2016).


Effective as of May 1, 2002, the following investment portfolios of the Goldman Sachs Variable Insurance Trust were liquidated: the Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund.


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): for contracts issued on or after May 1, 2002, the Invesco V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B);
(b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century

Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares):
The Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2); the Franklin Small Cap Fund (closed effective May 1,
2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class B), formerly Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund, Inc; (j) Putnam Variable Trust (Class IB): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; (k) DWS Variable Series I (formerly Scudder Variable Series I) (Class B): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Service Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (d) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS Research International Portfolio

(Class B) of the Met Investors Series Trust; (e) DWS Variable Series II (formerly Scudder Variable Series II): the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (f) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolio was replaced
(a) Fidelity Variable Insurance Products: the Growth Portfolio (Service Class
2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust was merged into the Lazard Mid Cap Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following investment portfolios were replaced: the Invesco V.I. Capital Appreciation Fund (Series I) was replaced with the Met/
AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; the Invesco V.I. Capital Appreciation Fund (Series II) (closed effective May 1,
2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class E) of the Met Investors Series Trust; and the DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective April 28, 2008, the MFS Emerging Markets Equity Portfolio (Class B) of the Met Investors Series Trust replaced the Templeton Developing Markets Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A and Class E) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective on or about July 17, 2009, the StocksPLUS(R) Growth and Income Portfolio of the PIMCO Variable Insurance Trust was liquidated.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IB) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IB) of the Putnam Variable Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the

MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio -- Class C                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio -- Class C                         income and growth of capital, with a greater
                                              emphasis on income.
 Brighthouse Asset Allocation 100             Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Small Cap Value                  Seeks long-term capital appreciation.
 Portfolio -- Class B (formerly MetLife
 Small Cap Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio -- Class B (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio -- Class B (formerly Met/   seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate                   Seeks total return through investment in real
 Portfolio -- Class B                         estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth                Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Mid Cap Value                        Seeks high total return by investing in equity
 Portfolio -- Class B                         securities of mid-sized companies.
 Invesco Small Cap Growth                     Seeks long-term growth of capital.
 Portfolio -- Class B
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class B      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 SSGA Growth and Income ETF                   Seeks growth of capital and income.
 Portfolio -- Class B



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 Brighthouse Asset Allocation 100             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Small Cap Value                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife       Subadvisers: Delaware Investments Fund
 Small Cap Value Portfolio)                   Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B (formerly Met/   Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B (formerly Met/   Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Morgan Stanley Investment
                                              Management Inc.
 PIMCO Total Return Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 SSGA Growth and Income ETF                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: SSGA Funds Management, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 SSGA Growth ETF Portfolio -- Class B       Seeks growth of capital.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class B                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B (formerly MetLife     growth of capital as a secondary objective.
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B (formerly MetLife     and growth of capital, with a greater
 Asset Allocation 40 Portfolio)             emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife     current income and growth of capital, with a
 Asset Allocation 60 Portfolio)             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class B
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 SSGA Growth ETF Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.

         INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------------- --------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund           Seeks long-term capital growth.               Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio           Seeks maximum total return, consistent with   Pacific Investment Management Company
                                      preservation of capital and prudent           LLC
                                      investment management.
 PIMCO Low Duration Portfolio         Seeks maximum total return, consistent with   Pacific Investment Management Company
                                      preservation of capital and prudent           LLC
                                      investment management.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Multi-Cap Growth Fund      Seeks long-term capital appreciation.         Putnam Investment Management, LLC

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOSUE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe

     Price Large Cap Value Portfolio (Class B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio
     (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.60%     1.25%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                   DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                      AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                      MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                      FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------ ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Growth Fund      0.53%         0.25%        0.03%        --        0.81%           --          0.81%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 American Funds Global Small                   0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I -- CLASS B
 BlackRock High Yield Portfolio                0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100              0.07%         0.25%        0.01%
  Portfolio

 Brighthouse/Aberdeen Emerging Markets         0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap              0.56%         0.25%        0.03%
  Research Portfolio

 Clarion Global Real Estate Portfolio          0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.56%         0.25%        0.01%

 Invesco Comstock Portfolio                    0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio               0.65%         0.25%        0.03%

 JPMorgan Small Cap Value Portfolio            0.78%         0.25%        0.05%

 MFS(R) Research International Portfolio       0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                     0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         0.33%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Capital Appreciation                0.70%          --          0.02%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.35%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20               0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40               0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60               0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Dimensional International         0.81%         0.25%        0.12%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.06%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B      0.56%         0.25%        0.05%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 American Funds Global Small                    --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I -- CLASS B
 BlackRock High Yield Portfolio               0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100             0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse/Aberdeen Emerging Markets          --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total        --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Wellington Large Cap               --        0.84%         0.04%         0.80%
  Research Portfolio

 Clarion Global Real Estate Portfolio           --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.02%         0.80%

 Invesco Comstock Portfolio                     --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio              0.05%       0.98%         0.02%         0.96%

 JPMorgan Small Cap Value Portfolio             --        1.08%         0.10%         0.98%

 MFS(R) Research International Portfolio        --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                  --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.10%         0.86%

 PIMCO Inflation Protected Bond                 --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.78%         0.03%         0.75%

 SSGA Growth and Income ETF Portfolio         0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%         0.03%         0.81%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                          --        0.62%           --          0.62%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.63%         0.02%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.53%       0.90%         0.02%         0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.57%       0.88%           --          0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.64%       0.95%           --          0.95%
  Portfolio -- Class B

 Brighthouse/Dimensional International          --        1.18%         0.01%         1.17%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.87%         0.11%         0.76%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.21%         0.09%         1.12%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B       --        0.86%           --          0.86%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 MFS(R) Value Portfolio -- Class B       0.70%         0.25%        0.02%        --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                0.81%         0.25%        0.04%        --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 Western Asset Management Strategic      0.57%         0.25%        0.03%      0.01%       0.86%         0.05%         0.81%

  Bond Opportunities
  Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



ANNUITY PAYMENTS (THE INCOME PHASE)



ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).


INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


Prior to March 6, 2017, Brighthouse Funds Trust I was known as Met Investors Series Trust and Brighthouse Funds Trust II was known as Metropolitan Series Fund.


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS B

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio

     Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset
         Allocation 100 Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
         Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (formerly
         Met/Wellington Large Cap Research Portfolio)

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Small Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio -- Class B (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio -- Class B (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio -- Class B (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio -- Class B
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class E
         (formerly Met/Wellington Core Equity Opportunities Portfolio)


     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS

An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract Owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the prospectuses for the investment portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)


RESTRICTIONS ON TRANSFERS

We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (BLNY) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, we changed our name to First Cova Life Insurance Company. On February 12, 2001 we changed our name to First MetLife Investors Insurance Company. We changed our name to Brighthouse Life Insurance Company of NY on March 6, 2017. We are a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. BLNY is licensed to do business only in the State of New York.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLNY's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


On March 6, 2017, the Separate Account was renamed Brighthouse Variable Annuity Account B. Previously, the Separate Account was known as First MetLife Investors Variable Annuity Account One.


DISTRIBUTOR

Effective March 6, 2017, BLNY entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Previously, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Brighthouse Funds Trust I:
T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1,
2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class
2) (closed effective May 1, 2003); (d) Brighthouse Funds Trust II (Class B):
Baillie Gifford International Stock Portfolio (Class B), (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable
Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28,
2008) and (f) Brighthouse Funds Trust I: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (added and closed effective May 1, 2016).


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan

International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series
II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the Met/Franklin Mutual Shares Portfolio and the MLA Mid Cap Portfolio (formerly

Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged, respectively, into the MFS Value Portfolio and the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund. Also effective April 29, 2013, the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Growth Strategy Portfolio of the Met Investors Series Trust.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (closed effective May 1, 2016) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Strategic Income Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS B

 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (formerly Met/Aberdeen
 Emerging Markets Equity Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (formerly Met/Franklin      seeking preservation of shareholders' capital.
 Low Duration Total Return Portfolio)
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio (formerly Met/
 Wellington Large Cap Research Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
                                              preservation of capital and prudent
                                              investment management.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS B

 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (formerly Met/Aberdeen      Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (formerly Met/Franklin      Subadviser: Franklin Advisers, Inc.
 Low Duration Total Return Portfolio)
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio (formerly Met/            Subadviser: Wellington Management
 Wellington Large Cap Research Portfolio)     Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                  Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B (formerly MetLife     growth of capital as a secondary objective.
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B (formerly MetLife     and growth of capital, with a greater
 Asset Allocation 40 Portfolio)             emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife     current income and growth of capital, with a
 Asset Allocation 60 Portfolio)             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 PIMCO Total Return Portfolio               Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 SSGA Growth and Income ETF Portfolio       Brighthouse Investment Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                  Brighthouse Investment Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B         Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company